Share-based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation

19.  Share-based Compensation

Share-based compensation recognized in costs and expenses for the years ended December 31, 2017, 2018 and 2019 are as follows (in thousands):

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cost of revenues	5,017	3,750	6,830	981
Sales and marketing expenses	1,877	2,360	1,643	236
General and administrative expenses	10,796	5,072	9,025	1,296
Technology and product development expenses	3,162	2,807	2,723	392
Total	20,852	13,989	20,221	2,905

The Group recognized share-based compensation, net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards. There was no income tax benefit recognized in the consolidated statements of comprehensive income/(loss) for share-based compensation and the Group did not capitalize any of the share-based compensation as part of the cost of any asset in the years ended December 31, 2017, 2018 and 2019.

For the years ended December 31, 2017, 2018 and 2019, the Group recognized share-based compensation net of forfeitures for options of RMB20.9 million, RMB14.0 million and RMB20.2 million (US$2.9 million), respectively.

19.  Share-based Compensation (Continued)

Share Options of the Company

In June 2008, the Company adopted the Share Option Scheme (the “June 2008 Scheme”) that provides for the granting of options to employees, directors and consultants to attract and retain the best available personnel and promote the success of the Group’s business, which terminated automatically in June 2018. In June 2018, the Company adopted another Share Option Scheme (the “June 2018 Scheme”), whose main clauses are the same with the June 2008 Scheme. The schemes permit the grant of options to its eligible recipients for up to 10% of the ordinary shares in issue (the “Limit”) on the effective dates of the schemes. The total number of ordinary shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the schemes and any other share option schemes of the Company shall not exceed 30% of the ordinary shares in issue from time to time. The Company may seek approval from its shareholders to refresh the Limit provided that the Limit as refreshed shall not exceed 10% of the ordinary shares of the Company in issue as at the date of approval, and options previously granted will not be counted for the purpose of calculating the Limit as refreshed. Any outstanding option lapse in accordance with the terms of the schemes will not be counted for the purpose of calculating the Limit. Option awards are granted with an exercise price determined by the board of directors. Those option awards vest over a period of four years and expire in ten years.

The Company accounted for an option exchange program implemented from October 21, 2016 to November 1, 2016 as option modification and recognized the total incremental share-based compensation of which RMB5.9 million, RMB1.3 million and RMB0.1 million (US$0.02 million) were recognized in the years ended December 31, 2017, 2018 and 2019, respectively.

The Company granted 1,720,000 share options to one non-employee in September 2017 for the content related consulting services provided by him, which would vest over a period of four years and expire in ten years with a grant-date fair value of US$0.4648 per share. In January 2018, the Company granted 3,314,500 share options to two non-employees for the content related consulting services provided by them, which would vest over a period of four years and expire in ten years. The share-based awards to nonemployees are accounted for based on the fair value of the consideration received or the fair value of the award issued, whichever is more reliably measurable. The Company applies the guidance in ASU 2018-07 Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting to account for share options granted to non-employees based on the grant date fair value beginning from January 1, 2019.

A summary of the Company’s share option activities for the years ended December 31, 2017, 2018 and 2019 is presented below:

		Weighted	Weighted Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2017	44,445,135	0.43	7.1	1.8
Granted	7,255,000	0.42
Forfeited and expired	(7,319,500)	0.50
Exercised	(5,091,696)	0.37		2.1
Outstanding as of December 31, 2017	39,288,939	0.42	6.7	15.3
Granted	3,719,500	0.56
Forfeited and expired	(3,933,599)	0.47
Exercised	(4,823,106)	0.12		2.3
Outstanding as of December 31, 2018	34,251,734	0.47	6.4	—
Granted	15,794,018	0.48
Forfeited and expired	(7,128,379)	0.49
Exercised	(174,373)	0.43		0.02
Outstanding as of December 31, 2019	42,743,000	0.47	6.4	—
Exercisable as of December 31, 2019	25,806,736	0.47	4.5	—
Vested and expected to vest as of December 31, 2019	33,809,645	0.47	5.6	—

19.  Share-based Compensation (Continued)

Share Options of the Company (continued)

The aggregate intrinsic value of options outstanding, exercisable and vested and expected to vest as of December 31, 2019 was calculated as the difference between the Company’s closing stock price of US$1.97 per ADS, or US$0.25 per share as of that date, and the exercise price of the underlying options. The aggregate intrinsic value of options exercised was calculated as the difference between the market value on the date of exercise and the exercise price of the underlying options.

As disclosed in Note 2(y), the Company’s share-based compensation is measured at the value of the award as calculated under the Black-Scholes option pricing model. The Company estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. The Company has no history or expectation of paying regular dividends on its ordinary shares. The Company estimated the expected term based on the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the U.S. Treasury securities with an estimated country-risk differential as of the valuation date. The assumptions used in determining the fair value of options granted during the years ended December 31, 2017, 2018 and 2019 are as follows:

For the Years Ended December 31,
	2017	2018	2019
Expected volatility rate	48.84%-57.06%	56.76%-57.10%	55.92%-77.98%
Expected dividend yield	—	—	—
Expected term (years)	3.13-6.16	2.50-6.16	1.00-6.16
Risk-free interest rate (per annum)	0.90%-1.92%	0.91%-2.09%	2.33%-3.12%

The weighted-average grant date fair value of options granted for the years ended December 31, 2017, 2018 and 2019 were US$0.48, US$0.48 and US$0.20, respectively.

As of December 31, 2019, there was RMB9.4 million (US$1.4 million) of unrecognized share-based compensation for options, adjusted for estimated forfeitures. The unrecognized share-based compensation is expected to be recognized over a weighted-average period of 3.2 years.

Share-based Awards of the Company’s Subsidiaries, VIEs and Subsidiaries of the VIEs

One of the Company’s subsidiaries, Fread Limited, adopted a restricted share unit scheme in March 2018 to grant a total of 2,000,000 restricted share units to employees (the “2018 Fread RSU Scheme”). As of December 31, 2018 and 2019, nil and 920,000 restricted share units of Fread Limited have been granted under the 2018 Fread RSU Scheme, respectively. For the year ended December 31, 2019, Fread Limited recognized share-based compensation net of forfeitures of RMB3.8 million (US$0.6 million).

One of the Company’s subsidiaries of VIEs, Yitian Xindong, adopted an option scheme in December 2018 (the “2018 Tadu Option Scheme”), under which Telling Telecom would grant a total of 6,750,000 options to Yitian Xindong’s employees from its previously held shares with an exercise price of RMB3 per share. In December 2018, Telling Telecom granted a total of 4,588,994 share options to Yitian Xindong’s employees, which would be vested over the requisite service period from December 28, 2018 to March 31, 2021 and expired before March 31, 2021. In June 2019, Telling Telecom granted 872,299 share options to Yitian Xindong’s employees, which would be vested over the requisite service period from June 18, 2019 to March 31, 2021 and expired before March 31, 2022. As of December 31, 2019, 2,550,203 share options would be vested only if the performance targets based on Yitian Xindong’s Performance Targets in 2019 and 2020 are achieved. As the Group assessed that it was not probable that the performance condition would be achieved, no compensation cost for the 2,550,203 share options were recognized in the years ended December 31, 2018 and 2019. The share-based compensation recognized during the 3-day period from December 29, 2018 to December 31, 2018 was immaterial. For the year ended December 31, 2019, Yitian Xindong recognized share-based compensation net of forfeitures of RMB8.4 million (US$1.2 million).